LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 7,498,724	$ 6,573,964
Additions	56,575,021	2,196,962
Depreciation expense	(3,134,852)	(1,444,204)
Foreign currency translation adjustment	(36,531)	172,002
Right-of-use assets, end balance	60,902,362	7,498,724
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	7,353,957	6,371,563
Additions	56,006,523	2,177,758
Depreciation expense	(3,031,148)	(1,366,378)
Foreign currency translation adjustment	(31,909)	171,014
Right-of-use assets, end balance	60,297,423	7,353,957
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	144,767	202,401
Additions	568,498	19,204
Depreciation expense	(103,704)	(77,826)
Foreign currency translation adjustment	(4,622)	988
Right-of-use assets, end balance	$ 604,939	$ 144,767